EQUITY AND SHARE BASED PAYMENTS (Narrative) (Details) - ILS (₪) ₪ in Millions		1 Months Ended		12 Months Ended
		Jun. 30, 2017	Dec. 31, 2008	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage transfer of shares to third party				10.00%
Percentage of israeli shareholders				5.00%
Treasury shares repurchased			4,467,990	6,501,588
Treasury shares repurchased, value			₪ 351	₪ 100
Shares issued		10,178,211		162,628,397	[1]	168,243,913	[1]
Total net consideration		₪ 190				₪ 190
Offering expenses		₪ 7
Remaining treasury shares				8,560,264
Percentage of dividend in excess of net income for the relevant period per share	[2]
Compensation expenses during next four years with respect to options and restricted shares				₪ 21
Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issuance upon exercise of all options or upon the earning of the restricted shares granted				26,917,000
Shares remained ungranted				7,076,034
Percentage of dividend in excess of net income for the relevant period per share				40.00%
Equity Incentive Plan [Member] | Trustee [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares granted				1,210,833

[1]	Net of treasury shares.
[2]	Due to the Full Dividend Mechanism the expected dividend yield used in the fair value determination of such options was 0% for the purpose of using the Black & Scholes option-pricing model.